Notes payable - Additional Information (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 30, 2020 USD ($)
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal	¥ 3,390			¥ 3,497
Fair values of notes payable	3,066		$ 450	¥ 3,176	$ 452
Interest paid for notes payable	¥ 35	¥ 51
Senior Unsecured Notes
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal | $						$ 800